SHORT-TERM LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SHORT-TERM LOANS
SHORT-TERM LOANS

NOTE 6 – SHORT-TERM LOANS

On October 31, 2025, the Company entered into a securities purchase agreement with Vanquish Funding Group Inc., a Virgina corporation (“Vanquish”), pursuant to which the Company issued to Vanquish a promissory note in the principal amount of $182,400 (including $22,400 of original issue discount) and received funds of $155,000 after combined legal fees and due diligence fees of $5,000. Upon an event of default the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation, at a 35% discount to the lowest trading price of the Company’s common stock for the 10 trading days prior to the conversion. The Note bears interest at 12%, which interest rate increases to 22% if not timely paid. The Note matures on August 30, 2026. Under the Note, $102,144 is payable on April 30, 2026 and $25,536 is payable on each of May 30, 2026, June 30, 2026, July 30, 2026, and August 30, 2026.

On November 10, 2025, the Company entered into a securities purchase agreement with Labrys Fund II, L.P., (“Labrys”), pursuant to which the Company issued to Labrys a promissory note in the principal amount of $143,750 (including $18,750 of original issue discount) and received funds of $121,500 after legal fees of $3,500. Upon an event of default, the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation, at a 25% discount to the lowest trading price of the Company’s common stock for the 20 trading days prior to the conversion. Under the Note, $22,589 is payable on each of May 11, 2026, June 10, 2026, July 10, 2026, August 10, 2026, September 10, 2026, and October 9, 2026.

On November 20, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC., (“GS Capital Partners”), pursuant to which the Company issued to GS Capital Partners a promissory note in the principal amount of $180,000 (including $23,400 of original issue discount) and received funds of $152,600 after legal fees of $2,000. Upon an event of default, the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation. Under the Note, principal payments shall be made in seven installments, each in the amount of US$28,800.00 commencing on the one hundred eighty first day anniversary following the Issue Date and continuing thereafter each thirty days for the following six months.

In October 2025, the Company entered into a loan agreement with a related party for a principal amount of $220,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.

On December 24, 2025, the Company entered into a short-term loan agreement with a third-party lender for a principal amount of $100,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.

On October 6 and December 15, 2025, the Company entered into a short-term loan agreement with a third-party lender for a principal amount of approximately $30,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.

NOTE 6 – SHORT-TERM LOANS (Cont.):

On December 31, 2025, January 5, 2026, and January 6, 2026, the Company entered into three separate securities purchase transactions pursuant to which it issued three promissory notes to three accredited investors, as summarized below. Each transaction was entered into in reliance upon exemptions from registration under the Securities Act of 1933, as amended.

●	On December 31, 2025, the Company issued an unsecured promissory note for $94,300, providing $82,000 in proceeds and contemplating future tranches of up to $2,000,000. The note bears a 12% one-time interest charge, matures on October 30, 2026, and is repayable in five scheduled installments beginning June 30, 2026, with an optional 180-day prepayment period at specified discounts. In the event of a default, the holder may convert outstanding balances into common stock at a significant discount to market price and is entitled to liquidated damages and default interest rates of 150% to 175% of the outstanding obligations.
●	On January 5, 2026, the Company issued an unsecured convertible promissory note for $94,875, yielding $80,000 in net proceeds after an original issue discount. The note matures on January 5, 2027, carries a 10% one-time interest charge, and requires monthly amortization payments starting July 5, 2026. In the event of a default, the holder has the right to convert the outstanding balance into common stock at a 25% discount to the lowest trading price of the preceding 20 trading days, subject to a 4.99% beneficial ownership cap and potential 150% default payment provisions.
●	On January 6, 2026, the Company issued an unsecured convertible promissory note in the principal amount of $140,000, receiving $126,000 in cash proceeds after an original issue discount. The note carries a 12% one-time interest charge, matures in 12 months, and requires scheduled amortization payments beginning 60 days post-closing. The holder may convert the note into common stock at a 35% discount to market prices starting six months after issuance (or earlier upon default) and maintains a right to sweep 50% of subsequent financings over $500,000 toward repayment.

The Company has elected the fair value option to account for the convertible loans when the lender has the option to exercise the principle amount into shares. Direct costs and fees related to the convertible loan were expensed as incurred. Subsequent changes in the fair value are recorded as a gain or loss in the consolidated statement of operations.

NOTE 11  -  SHORT-TERM LOANS

On October 31, 2025, the Company entered into a securities purchase agreement with Vanquish Funding Group Inc., a Virgina corporation (“Vanquish”), pursuant to which the Company issued to Vanquish a promissory note in the principal amount of $182,400 (including $22,400 of original issue discount) and received funds of $155,000 after combined legal fees and due diligence fees of $5,000. Upon an event of default the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation, at a 35% discount to the lowest trading price of the Company’s common stock for the 10 trading days prior to the conversion. The Note bears interest at 12%, which interest rate increases to 22% if not timely paid. The Note matures on August 30, 2026. Under the Note, $102,144 is payable on April 30, 2026 and $25,536 is payable on each of May 30, 2026, June 30, 2026, July 30, 2026, and August 30, 2026.

On November 10, 2025, the Company entered into a securities purchase agreement with Labrys Fund II, L.P., (“Labrys”), pursuant to which the Company issued to Labrys a promissory note in the principal amount of $143,750 (including $18,750 of original issue discount) and received funds of $121,500 after legal fees of $3,500. Upon an event of default, the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation, at a 25% discount to the lowest trading price of the Company’s common stock for the 20 trading days prior to the conversion. Under the Note, $22,589 is payable on each of May 11, 2026, June 10, 2026, July 10, 2026, August 10, 2026, September 10, 2026, and October 9, 2026.

On November 20, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC., (“GS Capital Partners”), pursuant to which the Company issued to GS Capital Partners a promissory note in the principal amount of $180,000 (including $23,400 of original issue discount) and received funds of $152,600 after legal fees of $2,000. Upon an event of default, the Note is convertible into shares of common stock of the Company, subject to a 4.99% beneficial ownership limitation. Under the Note, principal payments shall be made in seven installments, each in the amount of US$28,800.00 commencing on the one hundred eighty first day anniversary following the Issue Date and continuing thereafter each thirty days for the following six months.

In October 2025, the Company entered into a loan agreement with a related party for a principal amount of $220,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.

On December 24, 2025, the Company entered into a short-term loan agreement with a third-party lender for a principal amount of $100,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.

On October 6 and December 15, 2025, the Company entered into a short-term loan agreement with a third-party lender for a principal amount of approximately $30,000. The loan bears interest at an annual rate of 8.5% and is required to be repaid in full no later than December 31, 2026.